SHAREHOLDERS' EQUITY - Private placements (Details) $ / shares in Units, $ in Thousands								1 Months Ended	6 Months Ended
	Jun. 22, 2021 CNY (¥) shares	May 12, 2021 CNY (¥) shares	Mar. 22, 2021 shares	Feb. 24, 2021 CNY (¥)	Feb. 21, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Jan. 30, 2020 shares	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CNY (¥)	Jun. 22, 2021 $ / shares	May 12, 2021 $ / shares
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues | ¥									¥ 33,319,000		¥ 75,189,000
Proceeds from Issuance of Private Placement									¥ 25,982,000	$ 4,024
Number of shares transferred									90,000	90,000
Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | ¥								¥ 2,841,000
Share purchase agreement with Dr. Chris Chang Yu
Class of Stock [Line Items]
Number of shares issued						152,100
Share Price | $ / shares						$ 4.56
Class A ordinary shares
Class of Stock [Line Items]
Number of shares issued for service			19,174
Number of shares issued							1,333,360
Class A ordinary shares | Share Subscription Agreement with Investor
Class of Stock [Line Items]
Number of shares issued for service	21,276
Number of shares issued	425,532	238,095
Share Price | $ / shares												$ 3.76	$ 4.2
Stock Issued During Period, Value, New Issues | ¥	¥ 10,353,000	¥ 6,470,000
Class A ordinary shares | Share subscription Agreement With A Chinese Investor
Class of Stock [Line Items]
Number of shares issued					387,597
Share Price | $ / shares					$ 4.80
Stock Issued During Period, Value, New Issues | ¥				¥ 12,000